Consolidated statements of cash flows (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income and comprehensive income	$ 20,111	$ 1,958
Adjustments for:
Cost of sales related to gold prepay loan	11,674	13,996
Depletion of royalty, stream and other interests	7,869	2,591
Share-based compensation	2,742	0
Change in fair value of gold prepay loan	(5,454)	(4,290)
Listing expense	22,390	0
Change in fair value of conversion option	1,693	0
Deferred income tax recovery	(41,812)	0
Finance costs	471	0
Interest received	1,107	692
Changes in other assets and liabilities	(393)	17
Cash provided by operating activities	20,398	14,964
Investing activities
Cash acquired	11,344	0
Acquisition of gold prepay loan	(15,500)	0
Acquisition of royalty, stream and other interests	(15,293)	(50,000)
Cash used in investing activities	(19,449)	(50,000)
Financing activities
Proceeds on issuance of common shares	9,652	0
Share issue expenses	(863)	0
Financing fees	(430)	0
Dividends paid	(1,966)	0
Net parent investment	15,175	35,036
Net cash provided by financing activities	21,568	35,036
Net increase in cash	22,517	0
Cash at beginning of period	0	0
Cash at end of period	$ 22,517	$ 0